STATEMENTS OF STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Preferred Stock Class A [Member]	Preferred Stock Class B [Member]	Preferred Stock Class C [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Class A Preferred Treasury Stock [Member]	Class B Preferred Treasury Stock [Member]	Additional Paid-in Capital [Member]	Repurchased Shares [Member]	Subscriptions Payable [Member]	Subscriptions Receivable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 2,380	$ 2,856	$ 1	$ 6,954	$ 0	$ (179,368)	$ (79,882)	$ 24,278,353	$ (80,000)	$ 25,400	$ (140,970)	$ (25,716,546)	$ (1,880,822)
Beginning balance, shares at Dec. 31, 2021	2,380,000	2,856,335	1,000	6,954,366	0	100,000	44,535
Receipt of cash for common stock already issued											140,970		140,970
Warrants issued to gain access to line of credit								31,282					31,282
Warrants issued with promissory note								32,573					32,573
Common stock owed for conversion of accrued interest										21,875			21,875
Conversion of warrants to common stock				$ 5				24,995					25,000
Conversion of warrants to common stock, shares				5,000
Net loss												(491,257)	(491,257)
Ending balance, value at Mar. 31, 2022	$ 2,380	$ 2,856	$ 1	$ 6,959	$ 0	$ (179,368)	$ (79,882)	24,367,203	(80,000)	47,275	0	(26,207,803)	(2,120,379)
Ending balance, shares at Mar. 31, 2022	2,380,000	2,856,335	1,000	6,959,366	0	100,000	44,535
Beginning balance, value at Dec. 31, 2021	$ 2,380	$ 2,856	$ 1	$ 6,954	$ 0	$ (179,368)	$ (79,882)	24,278,353	(80,000)	25,400	(140,970)	(25,716,546)	(1,880,822)
Beginning balance, shares at Dec. 31, 2021	2,380,000	2,856,335	1,000	6,954,366	0	100,000	44,535
Net loss													(965,267)
Ending balance, value at Jun. 30, 2022	$ 100	$ 45	$ 1	$ 12,050	$ 0	$ (179,368)	$ (79,882)	24,367,203	(80,000)	47,275	0	(26,681,813)	(2,594,389)
Ending balance, shares at Jun. 30, 2022	100,000	44,535	1,000	12,051,166	0	100,000	44,535
Beginning balance, value at Mar. 31, 2022	$ 2,380	$ 2,856	$ 1	$ 6,959	$ 0	$ (179,368)	$ (79,882)	24,367,203	(80,000)	47,275	0	(26,207,803)	(2,120,379)
Beginning balance, shares at Mar. 31, 2022	2,380,000	2,856,335	1,000	6,959,366	0	100,000	44,535
Conversion of series A preferred stock to common stock	$ (2,280)			$ 2,280
Conversion of series A preferred stock to common stock, shares	(2,280,000)			2,280,000
Conversion of series B preferred stock to common stock		$ (2,811)		$ 2,811
Conversion of series B preferred stock to common stock, shares		(2,811,800)		2,811,800
Net loss												(474,010)	(474,010)
Ending balance, value at Jun. 30, 2022	$ 100	$ 45	$ 1	$ 12,050	$ 0	$ (179,368)	$ (79,882)	24,367,203	(80,000)	47,275	0	(26,681,813)	(2,594,389)
Ending balance, shares at Jun. 30, 2022	100,000	44,535	1,000	12,051,166	0	100,000	44,535
Beginning balance, value at Dec. 31, 2022	$ 100	$ 45	$ 1	$ 12,194	$ 0	$ (179,368)	$ (79,882)	25,118,101	(80,000)	25,400	0	(27,798,203)	(2,981,612)
Beginning balance, shares at Dec. 31, 2022	100,000	44,535	1,000	12,195,166	0	100,000	44,535
Net loss	$ 0	$ 0	$ 0	$ 0	$ 0							(361,529)	(361,529)
Ending balance, value at Mar. 31, 2023	$ 100	$ 45	$ 1	$ 12,194	$ 0	$ (179,368)	$ (79,882)	25,118,101	(80,000)	25,400	0	(28,159,732)	(3,343,141)
Ending balance, shares at Mar. 31, 2023	100,000	44,535	1,000	12,195,166	0	100,000	44,535
Beginning balance, value at Dec. 31, 2022	$ 100	$ 45	$ 1	$ 12,194	$ 0	$ (179,368)	$ (79,882)	25,118,101	(80,000)	25,400	0	(27,798,203)	(2,981,612)
Beginning balance, shares at Dec. 31, 2022	100,000	44,535	1,000	12,195,166	0	100,000	44,535
Net loss													(758,483)
Ending balance, value at Jun. 30, 2023	$ 100	$ 45	$ 1	$ 12,215	$ 0	$ (179,368)	$ (79,882)	25,222,479	(80,000)	0	0	(28,556,686)	(3,661,096)
Ending balance, shares at Jun. 30, 2023	100,000	44,535	1,000	12,216,045	0	100,000	44,535
Beginning balance, value at Mar. 31, 2023	$ 100	$ 45	$ 1	$ 12,194	$ 0	$ (179,368)	$ (79,882)	25,118,101	(80,000)	25,400	0	(28,159,732)	(3,343,141)
Beginning balance, shares at Mar. 31, 2023	100,000	44,535	1,000	12,195,166	0	100,000	44,535
Conversion of note payables into common stock				$ 21				104,378					104,399
Conversion of note payables into common stock, shares				20,879
Cancellation of subscription payable										(25,400)			(25,400)
Net loss	0	0	0	0	0							(396,954)	(396,954)
Ending balance, value at Jun. 30, 2023	$ 100	$ 45	$ 1	$ 12,215	$ 0	$ (179,368)	$ (79,882)	$ 25,222,479	$ (80,000)	$ 0	$ 0	$ (28,556,686)	$ (3,661,096)
Ending balance, shares at Jun. 30, 2023	100,000	44,535	1,000	12,216,045	0	100,000	44,535